Quarterly Holdings Report
for
Fidelity® Diversified International K6 Fund
July 31, 2025
DIFK6-NPRT3-0925
1.9883984.108
Common Stocks - 94.0%
	Shares	Value ($)
AUSTRALIA - 0.7%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Aristocrat Leisure Ltd	727,109	32,557,694
BELGIUM - 1.9%
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	275,700	15,850,733
Financials - 1.1%
Banks - 1.1%
KBC Group NV	491,212	51,438,008
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	107,604	23,386,819
TOTAL BELGIUM		90,675,560
BRAZIL - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
MercadoLibre Inc (a)	12,152	28,847,511
CANADA - 4.9%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	96,412	5,009,861
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cameco Corp	217,129	16,301,912
Canadian Natural Resources Ltd	1,170,989	37,066,670
Imperial Oil Ltd	437,681	36,493,422
MEG Energy Corp	381,214	7,513,680
		97,375,684
Industrials - 0.5%
Professional Services - 0.5%
Thomson Reuters Corp	114,384	22,956,050
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (a)	37,700	7,534,722
Software - 1.0%
Constellation Software Inc/Canada	14,019	48,365,145
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	23,796	2
		48,365,147
TOTAL INFORMATION TECHNOLOGY		55,899,869

Materials - 1.0%
Chemicals - 0.3%
Nutrien Ltd	279,700	16,595,076
Metals & Mining - 0.7%
Franco-Nevada Corp	205,774	32,778,895
TOTAL MATERIALS		49,373,971

TOTAL CANADA		230,615,435
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	837,911	20,770,641
CHINA - 0.8%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Prosus NV Class N	662,170	37,826,995
DENMARK - 2.0%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	689,072	32,047,364
Industrials - 1.4%
Air Freight & Logistics - 1.4%
DSV A/S	290,816	65,167,507
TOTAL DENMARK		97,214,871
FRANCE - 8.2%
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 0.3%
Accor SA	306,858	15,639,322
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	63,347	34,005,435
TOTAL CONSUMER DISCRETIONARY		49,644,757

Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	183,952	15,054,065
Financials - 1.3%
Capital Markets - 0.3%
Amundi SA (c)(d)	177,230	13,156,680
Insurance - 1.0%
AXA SA	1,010,073	49,058,443
TOTAL FINANCIALS		62,215,123

Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
EssilorLuxottica SA	151,032	44,916,422
Industrials - 3.3%
Aerospace & Defense - 2.4%
Safran SA	177,471	58,521,317
Thales SA	188,451	50,692,182
		109,213,499
Electrical Equipment - 0.9%
Legrand SA	274,990	40,617,909
TOTAL INDUSTRIALS		149,831,408

Information Technology - 0.3%
IT Services - 0.2%
Alten SA	28,354	2,318,421
Capgemini SE	47,173	7,022,950
		9,341,371
Software - 0.1%
Dassault Systemes SE	142,696	4,687,742
TOTAL INFORMATION TECHNOLOGY		14,029,113

Materials - 1.1%
Chemicals - 1.1%
Air Liquide SA	267,416	52,610,507
TOTAL FRANCE		388,301,395
GERMANY - 13.4%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Deutsche Telekom AG	921,500	33,050,447
Financials - 5.3%
Banks - 0.5%
Commerzbank AG	699,200	25,565,582
Capital Markets - 1.1%
Deutsche Boerse AG	183,624	53,138,476
Insurance - 3.7%
Allianz SE	218,537	86,361,026
Hannover Rueck SE	117,789	35,809,703
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	78,190	51,188,729
		173,359,458
TOTAL FINANCIALS		252,063,516

Health Care - 1.2%
Health Care Providers & Services - 1.0%
Fresenius SE & Co KGaA	997,168	47,771,902
Pharmaceuticals - 0.2%
Merck KGaA	75,733	9,465,448
TOTAL HEALTH CARE		57,237,350

Industrials - 2.3%
Aerospace & Defense - 0.6%
Rheinmetall AG	13,244	26,216,476
Electrical Equipment - 0.9%
Siemens Energy AG (a)	366,508	42,433,848
Industrial Conglomerates - 0.8%
Siemens AG	155,736	39,666,484
TOTAL INDUSTRIALS		108,316,808

Information Technology - 2.9%
Software - 2.9%
SAP SE	485,208	138,748,041
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	207,012	47,756,583
TOTAL GERMANY		637,172,745
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
AIA Group Ltd	1,786,848	16,660,878
INDIA - 1.2%
Financials - 1.2%
Banks - 1.1%
HDFC Bank Ltd/Gandhinagar	2,209,051	50,737,577
Capital Markets - 0.1%
Fairfax India Holdings Corp Subordinate Voting Shares (a)(c)(d)	453,450	8,524,860
TOTAL INDIA		59,262,437
INDONESIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	27,559,727	13,812,814
IRELAND - 0.4%
Industrials - 0.4%
Building Products - 0.4%
Kingspan Group PLC	244,981	20,310,929
ITALY - 4.2%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	768,600	20,735,266
Financials - 3.0%
Banks - 3.0%
FinecoBank Banca Fineco SpA	1,374,968	29,373,804
UniCredit SpA	1,503,652	110,629,460
		140,003,264
Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	157,200	9,041,591
Industrials - 0.6%
Machinery - 0.2%
Interpump Group SpA	192,402	7,895,707
Passenger Airlines - 0.4%
Ryanair Holdings PLC ADR	329,486	20,517,093
TOTAL INDUSTRIALS		28,412,800

TOTAL ITALY		198,192,921
JAPAN - 17.3%
Communication Services - 1.5%
Entertainment - 1.5%
Capcom Co Ltd	494,086	12,577,321
Nintendo Co Ltd	690,816	57,737,675
		70,314,996
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Fast Retailing Co Ltd	102,308	31,206,981
Consumer Staples - 0.0%
Food Products - 0.0%
Ajinomoto Co Inc	202,700	5,362,720
Financials - 2.9%
Banks - 1.0%
Sumitomo Mitsui Financial Group Inc	1,962,500	49,507,225
Financial Services - 0.5%
ORIX Corp	1,147,661	25,779,960
Insurance - 1.4%
Tokio Marine Holdings Inc	1,546,374	62,091,438
TOTAL FINANCIALS		137,378,623

Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
Hoya Corp	408,449	51,531,068
Industrials - 7.5%
Industrial Conglomerates - 3.0%
Hitachi Ltd	4,549,710	139,224,097
Machinery - 2.8%
Ebara Corp	751,680	13,726,302
IHI Corp	53,776	5,988,322
Japan Steel Works Ltd/The	373,400	23,030,411
Kawasaki Heavy Industries Ltd	245,097	17,900,183
Mitsubishi Heavy Industries Ltd	3,075,110	73,422,548
		134,067,766
Professional Services - 0.5%
BayCurrent Inc	374,342	21,494,735
Trading Companies & Distributors - 1.2%
ITOCHU Corp	957,128	50,203,869
Mitsui & Co Ltd	74,797	1,522,616
MonotaRO Co Ltd	427,130	7,605,870
		59,332,355
TOTAL INDUSTRIALS		354,118,953

Information Technology - 2.7%
IT Services - 0.7%
Fujitsu Ltd	1,333,573	29,050,443
SCSK Corp	163,800	5,096,623
		34,147,066
Semiconductors & Semiconductor Equipment - 1.7%
Advantest Corp	574,792	38,223,174
Renesas Electronics Corp	2,614,343	31,798,419
Tokyo Electron Ltd	59,952	9,531,100
		79,552,693
Technology Hardware, Storage & Peripherals - 0.3%
FUJIFILM Holdings Corp	604,665	12,542,101
TOTAL INFORMATION TECHNOLOGY		126,241,860

Materials - 1.0%
Chemicals - 1.0%
Nippon Paint Holdings Co Ltd	1,295,700	10,984,353
Nissan Chemical Corp	184,900	6,027,511
Shin-Etsu Chemical Co Ltd	999,571	28,764,573
		45,776,437
TOTAL JAPAN		821,931,638
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	111,930	21,561,820
LUXEMBOURG - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
CVC Capital Partners PLC (c)(d)	639,262	12,336,281
MEXICO - 0.1%
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV ADR	863,359	7,511,223
NETHERLANDS - 2.9%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (a)	18,253	12,259,259
Industrials - 0.9%
Professional Services - 0.9%
Wolters Kluwer NV	279,110	43,541,730
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
ASM International NV	25,700	12,538,078
ASML Holding NV depository receipt (e)	67,005	46,549,044
BE Semiconductor Industries NV	160,416	21,803,249
		80,890,371
TOTAL NETHERLANDS		136,691,360
SINGAPORE - 0.4%
Financials - 0.4%
Banks - 0.4%
DBS Group Holdings Ltd	516,000	18,939,516
SPAIN - 3.5%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Industria de Diseno Textil SA	247,264	11,811,078
Financials - 3.3%
Banks - 3.3%
Banco Santander SA	9,851,884	84,635,483
CaixaBank SA	7,279,946	68,492,000
		153,127,483
TOTAL SPAIN		164,938,561
SWEDEN - 2.2%
Financials - 1.0%
Financial Services - 1.0%
Investor AB B Shares	1,649,939	47,951,339
Industrials - 1.0%
Machinery - 1.0%
Epiroc AB A Shares	509,856	10,393,213
Epiroc AB B Shares	159,765	2,869,136
Indutrade AB	1,413,223	34,416,566
		47,678,915
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	910,000	9,999,153
Software - 0.0%
Kry International Ab (a)(b)(f)	30,819	642,215
TOTAL INFORMATION TECHNOLOGY		10,641,368

TOTAL SWEDEN		106,271,622
SWITZERLAND - 1.1%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Cie Financiere Richemont SA Series A	236,934	38,685,714
Financials - 0.3%
Capital Markets - 0.3%
Partners Group Holding AG	9,683	13,131,209
TOTAL SWITZERLAND		51,816,923
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	359,359	86,828,322
UNITED KINGDOM - 15.0%
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 1.9%
Compass Group PLC	1,578,706	55,474,900
InterContinental Hotels Group PLC	311,506	35,835,711
		91,310,611
Leisure Products - 0.3%
Games Workshop Group PLC	60,937	13,109,614
TOTAL CONSUMER DISCRETIONARY		104,420,225

Financials - 5.6%
Banks - 3.2%
HSBC Holdings PLC	964,816	11,754,327
Lloyds Banking Group PLC	64,860,170	66,641,601
NatWest Group PLC	9,042,363	62,768,314
Starling Bank Ltd (b)	2,406,800	8,009,922
		149,174,164
Capital Markets - 2.4%
3i Group PLC	971,421	53,080,550
London Stock Exchange Group PLC	510,745	62,257,311
		115,337,861
TOTAL FINANCIALS		264,512,025

Health Care - 1.6%
Health Care Equipment & Supplies - 0.5%
ConvaTec Group PLC (c)(d)	8,951,958	27,593,489
Pharmaceuticals - 1.1%
Astrazeneca PLC	343,464	50,108,537
TOTAL HEALTH CARE		77,702,026

Industrials - 5.6%
Aerospace & Defense - 3.5%
BAE Systems PLC	2,522,270	60,182,981
Rolls-Royce Holdings PLC	7,555,769	107,238,885
		167,421,866
Professional Services - 1.7%
Intertek Group PLC	185,236	12,084,817
RELX PLC (Netherlands)	1,321,541	68,710,977
		80,795,794
Trading Companies & Distributors - 0.4%
Diploma PLC	86,696	6,159,834
RS GROUP PLC	1,835,217	13,548,368
		19,708,202
TOTAL INDUSTRIALS		267,925,862

TOTAL UNITED KINGDOM		714,560,138
UNITED STATES - 9.5%
Communication Services - 0.8%
Entertainment - 0.8%
Spotify Technology SA (a)	58,389	36,583,044
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Shell PLC	1,620,100	58,215,257
Financials - 0.5%
Financial Services - 0.4%
Mastercard Inc Class A	28,430	16,104,742
Insurance - 0.1%
Marsh & McLennan Cos Inc	35,706	7,112,635
TOTAL FINANCIALS		23,217,377

Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
Alcon AG	548,638	48,511,149
Industrials - 2.6%
Electrical Equipment - 1.5%
Schneider Electric SE	271,274	70,203,927
Professional Services - 0.5%
Experian PLC	437,638	23,059,475
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc (United Kingdom)	130,972	29,283,512
TOTAL INDUSTRIALS		122,546,914

Materials - 3.4%
Chemicals - 0.9%
Linde PLC	91,828	42,264,755
Construction Materials - 2.5%
Amrize Ltd	287,257	14,521,111
CRH PLC (United Kingdom)	544,218	51,690,451
Holcim AG	523,487	41,748,055
James Hardie Industries PLC depository receipt (a)	450,062	11,812,979
		119,772,596
TOTAL MATERIALS		162,037,351

TOTAL UNITED STATES		451,111,092
TOTAL COMMON STOCKS (Cost $2,978,138,961)		4,466,721,322

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (b)(f)	231	2,395,082
Valsoft Corp Series A-1.3 (b)(f)	82	850,202
Valsoft Corp Series A-1.4 (b)(f)	105	1,088,674

TOTAL CANADA		4,333,958
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(b)(f)	21,668	4,612,177
UNITED STATES - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Wasabi Holdings Inc Series C (a)(b)(f)	743,562	8,692,240
Wasabi Holdings Inc Series D (a)(b)(f)	304,085	5,224,180

TOTAL UNITED STATES		13,916,420
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,929,583)		22,862,555

Money Market Funds - 6.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	244,081,072	244,129,889
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	49,307,069	49,312,000
TOTAL MONEY MARKET FUNDS (Cost $293,441,266)			293,441,889

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $3,294,509,810)	4,783,025,766
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(31,993,465)
NET ASSETS - 100.0%	4,751,032,301

Legend

(a)	Non-income producing.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,611,310 or 1.3% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $61,611,310 or 1.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,504,770 or 0.5% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	5,629,271

Kry International Ab	5/14/21 - 10/30/24	2,038,126

Valsoft Corp Series A-1.2	3/14/25	2,705,867

Valsoft Corp Series A-1.3	3/17/25	814,004

Valsoft Corp Series A-1.4	3/17/25	1,381,955

Wasabi Holdings Inc Series C	3/31/21	8,078,504

Wasabi Holdings Inc Series D	9/09/22	4,319,984

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	148,198,288	750,698,817	654,767,216	4,766,583	-	-	244,129,889	244,081,072	0.4%
Fidelity Securities Lending Cash Central Fund	61,625,062	353,656,119	365,969,181	100,385	-	-	49,312,000	49,307,069	0.2%
Total	209,823,350	1,104,354,936	1,020,736,397	4,866,968	-	-	293,441,889

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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